                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ];   Amendment Number:___
        This Amendment(Check only one):     [  ] is a restatement
                                            [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Firsthand Capital Management, Inc.
Address:     125 South Market
             Suite 1200
             San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kevin M. Landis
Title:       President
Phone:       (408) 294-2200

Signature, Place, and Date of Signing

              /s/ Kevin M. Landis      San Jose, California      01/30/02
              ----------------------   --------------------      --------
             [Signature]               [City, State]             [Date]

Report Type (Check only one):

[X]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0
                                                       -----------

Form 13F Information Table Entry Total:                        144
                                                       -----------

Form 13F Information Table Value Total:                $ 2,022,856
                                                       -----------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 AS OF 12/31/01

------------------------------------------------------------------------------------------------------------------------

                                              TITLE OF                             VALUE           SHARES/   SH/   PUT/
NAME OF ISSUER                                  CLASS               CUSIP         (x$1000)         PRN AMT   PRN   CALL
------------------------------------------------------------------------------------------------------------------------
@ Road, Inc.                                 Common Stock         04648K105     $      1,887       321,000   SH
Adobe                                        Common Stock         00724F101     $     24,889       800,845   SH
Aeroflex, Inc.                               Common Stock         007768104     $     16,465       869,800   SH
Agile Software Corp.                         Common Stock         00846X105     $      2,514       146,000   SH
Agilent Technologies, Inc.                   Common Stock         00846U101     $     11,799       399,404   SH
Allegiance Telecom, Inc.                     Common Stock         01747T102     $        742        89,500   SH
Alpha Industries, Inc.                       Common Stock         020753109     $     24,521     1,124,800   SH
Altera Corp.                                 Common Stock         021441100     $      9,742       442,799   SH
Alvarion, Ltd.                               Common Stock         002567075     $      1,903       515,700   SH
Amgen, Inc.                                  Common Stock         031162100     $     14,639       259,366   SH
Amkor Technology, Inc.                       Common Stock         031652100     $     19,361     1,172,594   SH
Anadigics, Inc.                              Common Stock         032515108     $     29,788     1,953,300   SH
Anaren Microwave, Inc.                       Common Stock         032744104     $     16,234       937,300   SH
AOL Time Warner, Inc.                        Common Stock         00184A105     $     12,254       368,460   SH
Applied Materials, Inc.                      Common Stock         038222105     $      9,008       216,377   SH
Applied Micro Circuits Corp.                 Common Stock         03822W109     $     36,695     3,241,646   SH
ARM Holdings plc- ADR                        ADR                  042068106     $     11,945       766,200   SH
ASM Lithography Holding N.V.                 Common Stock         N07059111     $     17,034       997,993   SH
BEA Systems, Inc.                            Common Stock         073325102     $     13,866       875,283   SH
BioMarin Pharmaceutical, Inc.                Common Stock         09061G101     $      2,016       150,000   SH
Brio Technology, Inc.                        Common Stock         109704106     $        576       200,000   SH
Cadence Design Systems, Inc.                 Common Stock         127387108     $     67,266     3,067,749   SH
Celeritek, Inc.                              Common Stock         150926103     $      7,034       525,353   SH
Check Point Software Technologies, Ltd.      Common Stock         M22465104     $      4,707       118,000   SH
CIENA Corp.                                  Common Stock         171779101     $     22,176     1,549,710   SH
Cisco Systems, Inc.                          Common Stock         17275R102     $     49,319     2,707,717   SH
Comcast Corp. - Special CL A                 Common Stock         200300200     $      1,552        43,100   SH
Concord Communications, Inc.                 Common Stock         206186108     $     29,644     1,435,530   SH
Concord EFS, Inc.                            Common Stock         206197105     $      2,613        79,700   SH
Corning, Inc.                                Common Stock         219350105     $     33,426     3,723,754   SH
Cox Communications, Inc. - A                 Common Stock         224044107     $      1,664        39,700   SH
Cyras Systems, Inc.                          Convertible Bond     23281WAA9     $      2,330     2,000,000   SH
DMC Stratex Networks, Inc.                   Common Stock         23322L106     $     47,831     6,147,954   SH
Earthlink, Inc.                              Common Stock         270321102     $        993        81,600   SH
Edo Corp.                                    Common Stock         281347104     $      1,227        46,400   SH
EMC Corp.                                    Common Stock         268648102     $      2,829       208,770   SH
Enterasys Networks, Inc.                     Common Stock         293637104     $     39,598     4,474,390   SH
EPCOS AG - ADR                               ADR                  29410P107     $        947        18,900   SH
ePlus, Inc.                                  Common Stock         294268107     $      2,617       274,000   SH
Ericsson - ADR                               ADR                  294821400     $      1,084       207,600   SH
Extreme Networks, Inc.                       Common Stock         30226D106     $      8,013       621,200   SH
FEI Company                                  Common Stock         30241L109     $      1,705        54,100   SH


---------------------------------------------------------------------------------------------
                                                                         VOTING AUTHORITY
                                             INVESTMENT   OTHER     -------------------------
NAME OF ISSUER                               DISCRETION  MANAGERS   SOLE      SHARED   NONE
---------------------------------------------------------------------------------------------
@ Road, Inc.                                   SOLE                 321,000
Adobe                                          SOLE                 800,230               615
Aeroflex, Inc.                                 SOLE                 869,800
Agile Software Corp.                           SOLE                 146,000
Agilent Technologies, Inc.                     SOLE                 385,471            13,933
Allegiance Telecom, Inc.                       SOLE                  89,500
Alpha Industries, Inc.                         SOLE               1,124,800
Altera Corp.                                   SOLE                 427,055            15,744
Alvarion, Ltd.                                 SOLE                 515,700
Amgen, Inc.                                    SOLE                 259,366
Amkor Technology, Inc.                         SOLE               1,138,635            33,959
Anadigics, Inc.                                SOLE               1,953,300
Anaren Microwave, Inc.                         SOLE                 937,300
AOL Time Warner, Inc.                          SOLE                 355,620            12,840
Applied Materials, Inc.                        SOLE                 208,415             7,962
Applied Micro Circuits Corp.                   SOLE               3,241,646
ARM Holdings plc- ADR                          SOLE                 766,200
ASM Lithography Holding N.V.                   SOLE                 997,096               897
BEA Systems, Inc.                              SOLE                 851,625            23,658
BioMarin Pharmaceutical, Inc.                  SOLE                 150,000
Brio Technology, Inc.                          SOLE                 200,000
Cadence Design Systems, Inc.                   SOLE               3,066,965               784
Celeritek, Inc.                                SOLE                 525,353
Check Point Software Technologies, Ltd.        SOLE                 118,000
CIENA Corp.                                    SOLE               1,549,710
Cisco Systems, Inc.                            SOLE               2,692,670            15,047
Comcast Corp. - Special CL A                   SOLE                  43,100
Concord Communications, Inc.                   SOLE               1,435,530
Concord EFS, Inc.                              SOLE                  79,700
Corning, Inc.                                  SOLE               3,701,015            22,739
Cox Communications, Inc. - A                   SOLE                  39,700
Cyras Systems, Inc.                            SOLE               2,000,000
DMC Stratex Networks, Inc.                     SOLE               6,147,954
Earthlink, Inc.                                SOLE                  81,600
Edo Corp.                                      SOLE                  46,400
EMC Corp.                                      SOLE                 207,370             1,400
Enterasys Networks, Inc.                       SOLE               4,474,390
EPCOS AG - ADR                                 SOLE                  18,900
ePlus, Inc.                                    SOLE                 274,000
Ericsson - ADR                                 SOLE                 207,600
Extreme Networks, Inc.                         SOLE                 621,200
FEI Company                                    SOLE                  54,100

Foundry Networks, Inc.                       Common Stock         35063R100     $      3,505       430,000   SH
Gemstar-TV Guide International, Inc.         Common Stock         36866W106     $      7,004       250,838   SH
Genesis Microchip, Inc.                      Common Stock         371933102     $     25,217       381,382   SH
Genuity, Inc. - A                            Common Stock         37248E103     $     14,540     9,202,716   SH
GlobespanVirata, Inc.                        Common Stock         379571102     $     17,790     1,373,763   SH
Globix Corp.                                 Common Stock         37957F101     $        739     5,030,234   SH
Harmonic, Inc.                               Common Stock         413160102     $      1,503       125,000   SH
Herley Industries, Inc.                      Common Stock         427398102     $      4,245       249,700   SH
Hybrid Networks, Inc.                        Common Stock         44860K102     $        648     1,271,200   SH
i2 Technologies, Inc.                        Common Stock         465754109     $      3,951       500,102   SH
Ilog S.A.                                    Common Stock         452360100     $        482        41,700   SH
Intel Corp.                                  Common Stock         458140100     $     47,467     1,509,300   SH
Interliant, Inc.                             Common Stock         458742103     $        545     1,555,400   SH
Interwoven, Inc.                             Common Stock         46114T102     $        974       100,000   SH
Intrado, Inc.                                Common Stock         46117A100     $      2,626        98,000   SH
Inverness Medical Innovations, Inc.          Common Stock         461268104     $      1,271        70,420   SH
Invitrogen Corp.                             Common Stock         46185R100     $     24,927       402,500   SH
ITT Industries, Inc.                         Common Stock         450911102     $     14,246       282,100   SH
KLA-Tencor Corp.                             Common Stock         482480100     $      9,997       194,409   SH
Kopin Corp.                                  Common Stock         500600101     $     12,834       916,700   SH
Legato Systems, Inc.                         Common Stock         524651106     $     71,105     5,482,266   SH
Liberty Media Corp. - A                      Common Stock         530718105     $      4,708       336,300   SH
Macromedia, Inc.                             Common Stock         556100105     $      3,026       170,000   SH
Magma Design Automation, Inc.                Common Stock         559181102     $      7,307       323,495   SH
Manhattan Associates, Inc.                   Common Stock         526750109     $      1,746        59,900   SH
Manugistics Group, Inc.                      Common Stock         565011103     $      2,350       111,500   SH
McData Corp.                                 Common Stock         580031102     $     12,999       517,700   SH
Medtronic, Inc.                              Common Stock         585055106     $     31,885       622,637   SH
Mercury Interactive Corp.                    Common Stock         589405109     $      1,023        30,100   SH
Metro One Telecommunications                 Common Stock         59163F105     $        983        32,500   SH
Micromuse, Inc.                              Common Stock         595094103     $     19,557     1,303,800   SH
Microsoft Corp.                              Common Stock         594918104     $     15,997       236,231   SH
Motorola, Inc.                               Common Stock         620076109     $     37,706     2,510,400   SH
Nassda Corp.                                 Common Stock         63172M101     $        337        15,000   SH
NetIQ Corp.                                  Common Stock         64115P102     $      2,133        60,500   SH
Netscreen Technologies, Inc.                 Common Stock         64117V107     $        111         5,000   SH
NETsilicon, Inc.                             Common Stock         64115X105     $      4,869     1,264,701   SH
Nippon Telegraph and Telephone Corp. - ADR   ADR                  654624105     $      1,636       101,000   SH
Nokia Corp. - ADR                            ADR                  654902204     $     10,906       431,499   SH
Numerical Technologies, Inc.                 Common Stock         67053T101     $     12,320       350,000   SH
O2 Micro International Ltd.                  Common Stock         G6797E106     $      2,131        88,600   SH
OmniVision Technologies, Inc.                Common Stock         682128103     $      1,851       206,100   SH
ONI Systems Corp.                            Common Stock         68273F103     $         63        10,000   SH
Oracle Corp.                                 Common Stock         68389X105     $     10,713       753,950   SH
P-Com, Inc.                                  Common Stock         693262107     $      3,829    11,602,370   SH
PEC Solutions                                Common Stock         705107100     $      2,836        75,400   SH
PeopleSoft, Inc.                             Common Stock         712713106     $    102,526     2,550,390   SH
PerkinElmer, Inc.                            Common Stock         714046109     $     56,665     1,618,068   SH
Pervasive Software, Inc.                     Common Stock         715710109     $      5,114     1,751,423   SH
PMC-Sierra, Inc.                             Common Stock         69344F106     $     33,749     1,585,578   SH


Foundry Networks, Inc.                         SOLE                 430,000
Gemstar-TV Guide International, Inc.           SOLE                 249,135             1,703
Genesis Microchip, Inc.                        SOLE                 381,382
Genuity, Inc. - A                              SOLE               9,202,716
GlobespanVirata, Inc.                          SOLE               1,373,763
Globix Corp.                                   SOLE               5,030,234
Harmonic, Inc.                                 SOLE                 125,000
Herley Industries, Inc.                        SOLE                 249,700
Hybrid Networks, Inc.                          SOLE               1,271,200
i2 Technologies, Inc.                          SOLE                 500,102
Ilog S.A.                                      SOLE                  41,700
Intel Corp.                                    SOLE               1,509,300
Interliant, Inc.                               SOLE               1,555,400
Interwoven, Inc.                               SOLE                 100,000
Intrado, Inc.                                  SOLE                  98,000
Inverness Medical Innovations, Inc.            SOLE                  70,420
Invitrogen Corp.                               SOLE                 402,500
ITT Industries, Inc.                           SOLE                 282,100
KLA-Tencor Corp.                               SOLE                 187,370             7,039
Kopin Corp.                                    SOLE                 916,700
Legato Systems, Inc.                           SOLE               5,482,266
Liberty Media Corp. - A                        SOLE                 336,300
Macromedia, Inc.                               SOLE                 170,000
Magma Design Automation, Inc.                  SOLE                 323,495
Manhattan Associates, Inc.                     SOLE                  59,900
Manugistics Group, Inc.                        SOLE                 111,500
McData Corp.                                   SOLE                 517,700
Medtronic, Inc.                                SOLE                 622,637
Mercury Interactive Corp.                      SOLE                  30,100
Metro One Telecommunications                   SOLE                  32,500
Micromuse, Inc.                                SOLE               1,303,800
Microsoft Corp.                                SOLE                 231,275             4,956
Motorola, Inc.                                 SOLE               2,510,400
Nassda Corp.                                   SOLE                  15,000
NetIQ Corp.                                    SOLE                  60,500
Netscreen Technologies, Inc.                   SOLE                   5,000
NETsilicon, Inc.                               SOLE               1,264,701
Nippon Telegraph and Telephone Corp. - ADR     SOLE                 101,000
Nokia Corp. - ADR                              SOLE                 418,860            12,639
Numerical Technologies, Inc.                   SOLE                 350,000
O2 Micro International Ltd.                    SOLE                  88,600
OmniVision Technologies, Inc.                  SOLE                 206,100
ONI Systems Corp.                              SOLE                  10,000
Oracle Corp.                                   SOLE                 732,895            21,055
P-Com, Inc.                                    SOLE              11,602,370
PEC Solutions                                  SOLE                  75,400
PeopleSoft, Inc.                               SOLE               2,550,390
PerkinElmer, Inc.                              SOLE               1,618,068
Pervasive Software, Inc.                       SOLE               1,751,423
PMC-Sierra, Inc.                               SOLE               1,584,005             1,573

Polycom, Inc.                                Common Stock         73172K104     $      2,436        70,800   SH
Powerwave Technologies, Inc.                 Common Stock         739363109     $     19,089     1,104,700   SH
QUALCOMM, Inc.                               Common Stock         747525103     $     12,182       232,648   SH
Raindance Communications, Inc.               Common Stock         75086X106     $      4,611       807,600   SH
Raytheon Company                             Common Stock         755111507     $     69,963     2,143,024   SH
Read-Rite Corp.                              Common Stock         755246105     $     32,916     4,979,782   SH
Redback Networks, Inc.                       Common Stock         757209101     $      1,179       298,430   SH
Retalix Limited                              Common Stock         M7945W108     $      1,182        71,950   SH
Retek, Inc.                                  Common Stock         76128Q109     $      3,611       120,900   SH
Riverstone Networks, Inc.                    Common Stock         769320102     $     42,427     2,555,861   SH
SAP AG - ADR                                 ADR                  803054204     $      3,726       116,700   SH
Scientific-Atlanta, Inc.                     Common Stock         808655104     $      9,358       378,281   SH
SeaChange International, Inc.                Common Stock         811699107     $      2,225        65,200   SH
Siebel Systems, Inc.                         Common Stock         826170102     $     12,225       424,196   SH
Silicon Image, Inc.                          Common Stock         82705T102     $      2,056       546,800   SH
SkillSoft Corp.                              Common Stock         83066P101     $        778        30,000   SH
SpectraLink Corp.                            Common Stock         847580107     $     16,368       955,500   SH
Speechworks International                    Common Stock          8476M101     $        788        70,000   SH
Sprint Corp. - PCS Group                     Common Stock         852061506     $      1,440        59,000   SH
Stratos Lightwave, Inc.                      Common Stock         863100103     $     16,832     2,736,934   SH
Sun Microsystems, Inc.                       Common Stock         866810104     $     25,650     2,048,298   SH
SunGard Data Systems, Inc.                   Common Stock         867363103     $      1,886        65,200   SH
Surmodics, Inc.                              Common Stock         868873100     $      3,672       100,700   SH
Symantec Corp.                               Common Stock         871503108     $      2,554        38,500   SH
Synopsys, Inc.                               Common Stock         871607107     $     72,960     1,224,486   SH
Taiwan Semiconductor Manufacturing Co. - ADR ADR                  874039100     $      2,961       172,460   SH
Tekelec, Inc.                                Common Stock         879101103     $     21,232     1,172,365   SH
TeleCommunication Systems, Inc. - A          Common Stock         87929J103     $      7,813     1,433,597   SH
Teradyne, Inc.                               Common Stock         880770102     $      8,068       258,088   SH
Three-Five Systems, Inc.                     Common Stock         88554L108     $     17,522     1,101,300   SH
TranSwitch Corp.                             Common Stock         894065101     $     21,483     4,774,106   SH
Tripath Technology                           Common Stock         89672P104     $        539       315,000   SH
TriQuint Semiconductor, Inc.                 Common Stock         89674K103     $     17,842     1,455,300   SH
TRW, Inc.                                    Common Stock         872649108     $     24,224       654,000   SH
United Microelectronics - ADR                ADR                  910873207     $      3,174       330,600   SH
UTStarcom, Inc.                              Common Stock         918076100     $     11,790       413,700   SH
VeriSign, Inc.                               Common Stock         92343E102     $      3,819       100,400   SH
Verisity Ltd.                                Common Stock         002743530     $      1,990       105,000   SH
VERITAS Software Corp.                       Common Stock         923436109     $     34,179       761,742   SH
ViaSat, Inc.                                 Common Stock         92552V100     $      2,407       154,300   SH
Vignette Corp.                               Common Stock         926734104     $        940       175,100   SH
Virage Logic Corp.                           Common Stock         92763R104     $        192        10,000   SH
Visual Networks, Inc.                        Common Stock         928444108     $      6,638     1,436,899   SH
Vitesse Semiconductor Corp.                  Common Stock         928497106     $     33,910     2,721,540   SH
Webex Communications, Inc.                   Common Stock         94767L109     $      4,918       197,900   SH
Websense, Inc.                               Common Stock         947684106     $     31,858       993,400   SH
Western Digital Corp.                        Common Stock         958102105     $     21,955     3,501,605   SH
Wind River Systems, Inc.                     Common Stock         973149107     $     66,284     3,677,664   SH
WorldCom, Inc. - WorldCom Group              Common Stock         98157D106     $        727        51,600   SH
Xilinx, Inc.                                 Common Stock         983919101     $      5,633       143,105   SH


Polycom, Inc.                                  SOLE                  70,800
Powerwave Technologies, Inc.                   SOLE               1,104,700
QUALCOMM, Inc.                                 SOLE                 224,370             8,278
Raindance Communications, Inc.                 SOLE                 807,600
Raytheon Company                               SOLE               2,131,760            11,264
Read-Rite Corp.                                SOLE               4,979,782
Redback Networks, Inc.                         SOLE                 298,430
Retalix Limited                                SOLE                  71,950
Retek, Inc.                                    SOLE                 120,900
Riverstone Networks, Inc.                      SOLE               2,555,861
SAP AG - ADR                                   SOLE                 116,700
Scientific-Atlanta, Inc.                       SOLE                 366,135            12,146
SeaChange International, Inc.                  SOLE                  65,200
Siebel Systems, Inc.                           SOLE                 411,940            12,256
Silicon Image, Inc.                            SOLE                 546,800
SkillSoft Corp.                                SOLE                  30,000
SpectraLink Corp.                              SOLE                 955,500
Speechworks International                      SOLE                  70,000
Sprint Corp. - PCS Group                       SOLE                  59,000
Stratos Lightwave, Inc.                        SOLE               2,736,934
Sun Microsystems, Inc.                         SOLE               2,018,790            29,508
SunGard Data Systems, Inc.                     SOLE                  65,200
Surmodics, Inc.                                SOLE                 100,700
Symantec Corp.                                 SOLE                  38,500
Synopsys, Inc.                                 SOLE               1,214,235            10,251
Taiwan Semiconductor Manufacturing Co. - ADR   SOLE                 172,460
Tekelec, Inc.                                  SOLE               1,172,365
TeleCommunication Systems, Inc. - A            SOLE               1,433,597
Teradyne, Inc.                                 SOLE                 248,855             9,233
Three-Five Systems, Inc.                       SOLE               1,101,300
TranSwitch Corp.                               SOLE               4,774,106
Tripath Technology                             SOLE                 315,000
TriQuint Semiconductor, Inc.                   SOLE               1,455,300
TRW, Inc.                                      SOLE                 654,000
United Microelectronics - ADR                  SOLE                 330,600
UTStarcom, Inc.                                SOLE                 413,700
VeriSign, Inc.                                 SOLE                 100,400
Verisity Ltd.                                  SOLE                 105,000
VERITAS Software Corp.                         SOLE                 761,049               693
ViaSat, Inc.                                   SOLE                 154,300
Vignette Corp.                                 SOLE                 175,100
Virage Logic Corp.                             SOLE                  10,000
Visual Networks, Inc.                          SOLE               1,436,899
Vitesse Semiconductor Corp.                    SOLE               2,721,540
Webex Communications, Inc.                     SOLE                 197,900
Websense, Inc.                                 SOLE                 993,400
Western Digital Corp.                          SOLE               3,501,605
Wind River Systems, Inc.                       SOLE               3,655,149            22,515
WorldCom, Inc. - WorldCom Group                SOLE                  51,600
Xilinx, Inc.                                   SOLE                 142,145               960

XM Satellite Radio Holdings                  Common Stock         983759101     $      1,285        70,000   SH
Zoran Corp.                                  Common Stock         98975F101     $     44,214     1,354,586   SH

REPORT SUMMARY:                                       144                       $  2,022,856


XM Satellite Radio Holdings                    SOLE                  70,000
Zoran Corp.                                    SOLE               1,354,586